Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for key principal portfolios for UK Downward scenario (audited) (Details)
£ in Millions
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 125,500.0	£ 120,100.0
Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22.0	11.0
Home loans [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	301.0
Home loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	294.0
Home loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	297.0
Home loans [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	300.0
Home loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	307.0
Home loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	316.0
Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,516.0	2,326.0
Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,295.0	2,055.0
Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,359.0	2,206.0
Credit cards, unsecured loans and other retail lending [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,461.0	2,287.0
Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,859.0	2,512.0
Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,224.0	3,852.0
Loans to corporate entities [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	539.0	831.0
Loans to corporate entities [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	396.0
Loans to corporate entities [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	434.0
Loans to corporate entities [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	481.0	787.0
Loans to corporate entities [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	741.0
Loans to corporate entities [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,513.0
Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 124,700.0	£ 119,600.0
Stage 1 [member] | Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Stage 1 [member] | Home loans [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,887.0
Stage 1 [member] | Home loans [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Stage 1 [member] | Home loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Stage 1 [member] | Home loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,902.0
Stage 1 [member] | Home loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4.0
Stage 1 [member] | Home loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Stage 1 [member] | Home loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,894.0
Stage 1 [member] | Home loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4.0
Stage 1 [member] | Home loans [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Stage 1 [member] | Home loans [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,887.0
Stage 1 [member] | Home loans [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Stage 1 [member] | Home loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Stage 1 [member] | Home loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,876.0
Stage 1 [member] | Home loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Stage 1 [member] | Home loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Stage 1 [member] | Home loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,863.0
Stage 1 [member] | Home loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.014
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,599.0	£ 15,399.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 350.0	£ 208.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.01
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,361.0	£ 16,345.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 344.0	£ 168.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.013
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,534.0	£ 15,629.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 347.0	£ 202.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.013
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,269.0	£ 15,437.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 342.0	£ 205.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.014
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,921.0	£ 15,063.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 349.0	£ 212.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.019
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 38,414.0	£ 12,125.0
Stage 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 356.0	£ 231.0
Stage 1 [member] | Loans to corporate entities [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Stage 1 [member] | Loans to corporate entities [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 141,272.0	£ 80,835.0
Stage 1 [member] | Loans to corporate entities [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 184.0	£ 175.0
Stage 1 [member] | Loans to corporate entities [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Stage 1 [member] | Loans to corporate entities [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 142,393.0	£ 81,346.0
Stage 1 [member] | Loans to corporate entities [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 141.0	£ 161.0
Stage 1 [member] | Loans to corporate entities [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Stage 1 [member] | Loans to corporate entities [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 142,125.0	£ 81,180.0
Stage 1 [member] | Loans to corporate entities [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 152.0	£ 163.0
Stage 1 [member] | Loans to corporate entities [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Stage 1 [member] | Loans to corporate entities [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 141,806.0	£ 80,941.0
Stage 1 [member] | Loans to corporate entities [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 164.0	£ 162.0
Stage 1 [member] | Loans to corporate entities [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.003
Stage 1 [member] | Loans to corporate entities [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 139,227.0	£ 80,517.0
Stage 1 [member] | Loans to corporate entities [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 244.0	£ 203.0
Stage 1 [member] | Loans to corporate entities [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.003
Stage 1 [member] | Loans to corporate entities [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 126,882.0	£ 73,715.0
Stage 1 [member] | Loans to corporate entities [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	268.0	242.0
Lifetime expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10.0	0.0
Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 800.0	500.0
Stage 2 [member] | Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.071
Stage 2 [member] | Home loans [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 511.0	4,084.0
Stage 2 [member] | Home loans [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 36.0
Stage 2 [member] | Home loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.066
Stage 2 [member] | Home loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 496.0	3,138.0
Stage 2 [member] | Home loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 32.0
Stage 2 [member] | Home loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.067
Stage 2 [member] | Home loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 505.0	3,853.0
Stage 2 [member] | Home loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 34.0
Stage 2 [member] | Home loans [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.068
Stage 2 [member] | Home loans [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 512.0	4,046.0
Stage 2 [member] | Home loans [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 35.0
Stage 2 [member] | Home loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.078
Stage 2 [member] | Home loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 522.0	4,420.0
Stage 2 [member] | Home loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 41.0
Stage 2 [member] | Home loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.088
Stage 2 [member] | Home loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 535.0	£ 7,358.0
Stage 2 [member] | Home loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 47.0
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.185	0.229
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,228.0	£ 11,377.0
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 784.0	£ 937.0
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.174	0.229
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,350.0	£ 10,866.0
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 584.0	£ 719.0
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.18	0.215
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,540.0	£ 11,031.0
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 638.0	£ 830.0
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.184	0.223
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,025.0	£ 11,271.0
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 739.0	£ 901.0
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.198	0.251
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,615.0	£ 11,694.0
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,115.0	£ 1,111.0
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.34	0.328
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,204.0	£ 18,496.0
Stage 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,450.0	£ 2,414.0
Stage 2 [member] | Loans to corporate entities [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.027	0.028
Stage 2 [member] | Loans to corporate entities [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,099.0
Stage 2 [member] | Loans to corporate entities [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 352.0	£ 323.0
Stage 2 [member] | Loans to corporate entities [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.021	0.025
Stage 2 [member] | Loans to corporate entities [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,979.0
Stage 2 [member] | Loans to corporate entities [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 253.0	£ 277.0
Stage 2 [member] | Loans to corporate entities [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.023	0.026
Stage 2 [member] | Loans to corporate entities [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,246.0
Stage 2 [member] | Loans to corporate entities [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 280.0	£ 290.0
Stage 2 [member] | Loans to corporate entities [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.025	0.027
Stage 2 [member] | Loans to corporate entities [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,566.0
Stage 2 [member] | Loans to corporate entities [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 314.0	£ 302.0
Stage 2 [member] | Loans to corporate entities [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.033	0.034
Stage 2 [member] | Loans to corporate entities [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,145.0
Stage 2 [member] | Loans to corporate entities [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 493.0	£ 397.0
Stage 2 [member] | Loans to corporate entities [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.045	0.044
Stage 2 [member] | Loans to corporate entities [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 27,489.0
Stage 2 [member] | Loans to corporate entities [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,240.0	£ 813.0
Credit Impaired - Stage 3 [member] | Home loans [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.365
Credit Impaired - Stage 3 [member] | Home loans [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 711.0
Credit Impaired - Stage 3 [member] | Home loans [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 260.0
Credit Impaired - Stage 3 [member] | Home loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.363
Credit Impaired - Stage 3 [member] | Home loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 711.0
Credit Impaired - Stage 3 [member] | Home loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 258.0
Credit Impaired - Stage 3 [member] | Home loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.364
Credit Impaired - Stage 3 [member] | Home loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 711.0
Credit Impaired - Stage 3 [member] | Home loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 259.0
Credit Impaired - Stage 3 [member] | Home loans [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.365
Credit Impaired - Stage 3 [member] | Home loans [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 711.0
Credit Impaired - Stage 3 [member] | Home loans [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 260.0
Credit Impaired - Stage 3 [member] | Home loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.367
Credit Impaired - Stage 3 [member] | Home loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 711.0
Credit Impaired - Stage 3 [member] | Home loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 261.0
Credit Impaired - Stage 3 [member] | Home loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.372
Credit Impaired - Stage 3 [member] | Home loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 711.0
Credit Impaired - Stage 3 [member] | Home loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 264.0
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.815	0.846
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,697.0	£ 1,396.0
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,382.0	£ 1,181.0
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.805	0.837
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,697.0	£ 1,396.0
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,367.0	£ 1,168.0
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.81	0.841
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,697.0	£ 1,396.0
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,374.0	£ 1,174.0
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.813	0.846
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,697.0	£ 1,396.0
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,380.0	£ 1,181.0
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.822	0.852
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,697.0	£ 1,396.0
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,395.0	£ 1,189.0
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.836	0.865
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,697.0	£ 1,396.0
Credit Impaired - Stage 3 [member] | Credit cards, unsecured loans and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,418.0	£ 1,207.0
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.01	0.286
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Credit risk [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 279.0	£ 1,165.0
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Credit risk [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3.0	£ 333.0
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 279.0
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2.0
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 279.0
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2.0
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.277
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Baseline [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 279.0	£ 1,165.0
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Baseline [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3.0	£ 323.0
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.013
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 279.0
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4.0
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.019
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 279.0
Credit Impaired - Stage 3 [member] | Loans to corporate entities [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0